united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

           Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

           Erik Kane, Ultimus Fund Solutions, LLC

           80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

LifeGoal Home Down Payment Investment ETF

(Symbol: HOM)

LifeGoal Conservative Wealth Builder ETF

(Symbol: SAVN)

LifeGoal Wealth Builder ETF

(Symbol: WLTH)

Exchange: NYSE Arca, Inc.

Semi-Annual Report

February 28, 2023

Advised by: LifeGoal Investments, LLC 5 Spring Street, #202 Saratoga Springs, NY 12866	Sub-Advised by: Penserra Capital Management LLC 4 Orinda Way, Suite 100 Orinda, CA 94563

www.lifegoalinvestments.com

(888) 920-7275

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the LifeGoal ETF’s. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Foreside Fund Services, LLC

Member FINRA

LifeGoal Home Down Payment Investment ETF

PORTFOLIO REVIEW (Unaudited)

February 28, 2023

The Fund’s performance figures* for the periods ended February 28, 2023, as compared to its benchmark:

			Since Inception**
	Six Months	One Year	February 28, 2023
LifeGoal Home Down Payment Investment ETF - NAV	0.78%	(7.00)%	(7.19)%
LifeGoal Home Down Payment Investment ETF - Market Price	0.78%	(7.00)%	(7.19)%
Bloomberg U.S. Aggregate Bond Index***	(2.13)%	(9.72)%	(9.21)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.lifegoalinvestments.com or by calling (888) 920-7275.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 15.89% per the February 28, 2023 supplement to the December 29, 2022 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 0.34% of net assets per the February 28, 2023 supplement to the December 29, 2022 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on September 8, 2021.

***	The Bloomberg U.S. Aggregate Bond Index is a widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investors cannot invest directly in an index.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Exchange-Traded Funds
Fixed Income	62.1%
Equity	18.4%
Commodity	3.9%
Common Stocks
Home Construction	3.7%
Retail - Discretionary	3.0%
Metals & Mining	1.7%
Oil & Gas Productions	1.3%
Construction Materials	0.9%
Retail - Consumer Staples	0.8%
Forestry, Paper & Wood Products	0.7%
Other Assets Less Liabilities	3.5%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

LifeGoal Conservative Wealth Builder ETF

PORTFOLIO REVIEW (Unaudited)

February 28, 2023

The Fund’s performance figures* for the periods ended February 28, 2023, as compared to its benchmark:

			Since Inception**
	Six Months	One Year	February 28, 2023
LifeGoal Conservative Wealth Builder ETF - NAV	(0.06)%	(7.46)%	(6.83)%
LifeGoal Conservative Wealth Builder ETF - Market Price	(0.06)%	(7.46)%	(6.83)%
Bloomberg U.S. Aggregate Bond Index***	(2.13)%	(9.72)%	(9.21)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.lifegoalinvestments.com or by calling (888) 920-7275.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 13.43% per the February 28, 2023 supplement to the December 29, 2022 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 0.34% of net assets per the February 28, 2023 supplement to the December 29, 2022 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on September 8, 2021.

***	The Bloomberg U.S. Aggregate Bond Index is a widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investors cannot invest directly in an index.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Exchange-Traded Funds
Fixed Income	71.1%
Equity	11.0%
Commodity	2.9%
Common Stocks
Metals & Mining	1.9%
Retail - Consumer Staples	1.7%
Oil & Gas Producers	1.5%
Biotech & Pharma	1.2%
Asset Management	1.1%
Transportation & Logistics	0.9%
Telecommunications	0.7%
Other Assets Less Liabilities	6.0%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

LifeGoal Wealth Builder ETF

PORTFOLIO REVIEW (Unaudited)

February 28, 2023

The Fund’s performance figures* for the periods ended February 28, 2023, as compared to its benchmark:

			Since Inception**
	Six Months	One Year	February 28, 2023
LifeGoal Wealth Builder ETF - NAV	1.64%	(7.85)%	(7.87)%
LifeGoal Wealth Builder ETF - Market Price	1.64%	(7.75)%	(7.87)%
MSCI World Index Net (USD) ***	4.04%	(7.33)%	(8.19)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.lifegoalinvestments.com or by calling (888) 920-7275.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 10.55% per the February 28, 2023 supplement to the December 29, 2022 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 0.34% of net assets per the February 28, 2023 supplement to the December 29, 2022 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on September 8, 2021.

***	The MSCI World Index Net (USD) is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Exchange-Traded Funds
Fixed Income	41.5%
Equity	31.8%
Commodity	2.9%
Common Stocks
Metals & Mining	3.4%
Retail - Consumer Staples	2.1%
Oil & Gas Producers	2.0%
Asset Management	1.9%
Automotive	1.5%
Transportation & Logistics	1.5%
Telecommunications	1.1%
Other Assets Less Liabilities	10.3%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.7%
	ASSET MANAGEMENT - 0.7%
102	Blackstone, Inc.	$9,262

	CHEMICALS - 0.4%
24	Sherwin-Williams Company	5,312

	CONSTRUCTION MATERIALS - 0.9%
114	Owens Corning	11,148

	ELECTRICAL EQUIPMENT - 0.4%
102	Carrier Global Corporation	4,593

	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
168	Trex Company, Inc.(a)	8,590

	HOME & OFFICE PRODUCTS - 0.3%
24	Whirlpool Corporation	3,311

	HOME CONSTRUCTION - 3.7%
102	DR Horton, Inc.	9,433
126	Lennar Corporation, Class B	10,289
156	Masco Corporation	8,179
162	PulteGroup, Inc.	8,857
180	Toll Brothers, Inc.	10,788
		47,546
	MACHINERY - 0.2%
36	Stanley Black & Decker, Inc.	3,082

	METALS & MINING - 1.7%
516	Newmont Corporation	22,503

	OIL & GAS PRODUCERS - 1.3%
54	Chevron Corporation	8,682
186	Enterprise Products Partners, L.P.	4,749

See notes to financial statements.

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.7% (Continued)
	OIL & GAS PRODUCERS - 1.3% (Continued)
60	Magellan Midstream Partners, L.P.	$3,190
		16,621
	RETAIL - CONSUMER STAPLES - 0.8%
72	Walmart, Inc.	10,233

	RETAIL - DISCRETIONARY - 3.0%
60	Floor & Decor Holdings, Inc., Class A(a)	5,509
48	Home Depot, Inc.	14,233
66	Lowe’s Companies, Inc.	13,580
36	Williams-Sonoma, Inc.	4,497
		37,819
	TRANSPORTATION & LOGISTICS - 0.6%
78	CH Robinson Worldwide, Inc.	7,797

	TOTAL COMMON STOCKS (Cost $209,661)	187,817

	EXCHANGE-TRADED FUNDS — 84.4%
	COMMODITY - 3.9%
930	abrdn Bloomberg All Commodity Strategy K-1 Free	19,325
1,668	Graniteshares Gold Trust(a)	30,166
		49,491
	EQUITY - 18.4%
1,224	iShares Core Dividend Growth ETF	61,090
390	iShares Core US REIT ETF	20,296
564	iShares Emerging Markets Equity Factor	22,791
60	iShares ESG MSCI EM Leaders ETF	2,626
792	iShares International Dividend Growth ETF	47,116
768	iShares MSCI USA Small-Cap Min Vol Factor ETF	27,456
180	Materials Select Sector SPDR Fund	14,729
360	Utilities Select Sector SPDR Fund	23,400
354	Vanguard Global ex-U.S. Real Estate ETF	14,776
		234,280

See notes to financial statements.

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.4% (Continued)
	FIXED INCOME - 62.1%
366	iShares ESG Aware USD Corporate Bond ETF	$8,205
1,938	iShares MBS ETF	180,253
3,006	Schwab US TIPS ETF	156,673
2,004	Vanguard Emerging Markets Government Bond ETF	123,126
2,748	Vanguard Intermediate-Term Corporate Bond ETF	214,234
1,286	Vanguard Intermediate-Term Treasury ETF	74,961
438	Vanguard Long-Term Corporate Bond ETF	33,507
		790,959

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,127,759)	1,074,730

	TOTAL INVESTMENTS - 99.1% (Cost $1,337,420)	$1,262,547
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	11,187
	NET ASSETS - 100.0%	$1,273,734

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See notes to financial statements.

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.2%
	AEROSPACE & DEFENSE - 0.4%
59	Boeing Company(a)	$11,891

	ASSET MANAGEMENT - 1.1%
14	BlackRock, Inc.	9,652
268	Blackstone, Inc.	24,334
		33,986
	AUTOMOTIVE - 0.6%
1,134	Ford Motor Company	13,687
98	General Motors Company	3,797
		17,484
	BANKING - 0.3%
56	JPMorgan Chase & Company	8,028

	BIOTECH & PHARMA - 1.2%
56	Bristol-Myers Squibb Company	3,862
63	Johnson & Johnson	9,655
126	Merck & Company, Inc.	13,386
222	Pfizer, Inc.	9,007
		35,910
	CABLE & SATELLITE - 0.1%
112	Comcast Corporation, Class A	4,163

	CHEMICALS - 0.1%
48	International Flavors & Fragrances, Inc.	4,474

	ELECTRIC UTILITIES - 0.6%
305	Dominion Energy, Inc.	16,964

	ENTERTAINMENT CONTENT - 0.4%
111	Walt Disney Company(a)	11,057

	FOOD - 0.2%
126	Tyson Foods, Inc., Class A	7,465

See notes to financial statements.

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.3%
114	CVS Health Corporation	$9,524

	HOUSEHOLD PRODUCTS - 0.2%
84	Colgate-Palmolive Company	6,157

	LEISURE FACILITIES & SERVICES - 0.4%
112	Starbucks Corporation	11,434

	MEDICAL EQUIPMENT & DEVICES - 0.4%
306	Baxter International, Inc.	12,225

	METALS & MINING - 1.9%
1,094	Newmont Corporation	47,709
84	Royal Gold, Inc.	9,978
		57,687
	OIL & GAS PRODUCERS - 1.5%
137	Chevron Corporation	22,025
426	Enterprise Products Partners, L.P.	10,876
220	Magellan Midstream Partners, L.P.	11,695
		44,596
	RETAIL - CONSUMER STAPLES - 1.7%
364	Kroger Company	15,703
56	Target Corporation	9,436
259	Walgreens Boots Alliance, Inc.	9,202
116	Walmart, Inc.	16,487
		50,828
	SEMICONDUCTORS - 0.2%
42	Texas Instruments, Inc.	7,201

	SOFTWARE - 0.2%
84	Oracle Corporation	7,342

See notes to financial statements.

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.2% (Continued)
	SPECIALTY FINANCE - 0.3%
84	Capital One Financial Corporation	$9,163

	TECHNOLOGY HARDWARE - 0.5%
112	Cisco Systems, Inc.	5,423
312	Corning, Inc.	10,592
		16,015
	TELECOMMUNICATIONS - 0.7%
588	Verizon Communications, Inc.	22,820

	TRANSPORTATION & LOGISTICS - 0.9%
112	CH Robinson Worldwide, Inc.	11,196
14	FedEx Corporation	2,845
27	Norfolk Southern Corporation	6,070
32	Union Pacific Corporation	6,633
		26,744

	TOTAL COMMON STOCKS (Cost $440,631)	433,157

	EXCHANGE-TRADED FUNDS — 85.0%
	COMMODITY - 2.9%
1,215	abrdn Bloomberg All Commodity Strategy K-1 Free	25,248
3,472	Graniteshares Gold Trust(a)	62,791
		88,039
	EQUITY - 11.0%
463	iShares Core US REIT ETF	24,095
825	iShares Emerging Markets Equity Factor	33,338
2,099	iShares International Dividend Growth ETF	124,869
1,516	iShares MSCI USA Small-Cap Min Vol Factor ETF	54,197
294	Materials Select Sector SPDR Fund	24,058
626	Utilities Select Sector SPDR Fund	40,690
876	Vanguard Global ex-U.S. Real Estate ETF	36,564
		337,811

See notes to financial statements.

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.0% (Continued)
	FIXED INCOME - 71.1%
776	iShares ESG Aware USD Corporate Bond ETF	$17,396
4,422	iShares MBS ETF	411,290
6,482	Schwab US TIPS ETF	337,842
2,744	SPDR Portfolio High Yield Bond ETF	62,289
5,081	Vanguard Emerging Markets Government Bond ETF	312,177
4,648	Vanguard Intermediate-Term Corporate Bond ETF	362,358
6,524	Vanguard Intermediate-Term Treasury ETF	380,284
3,864	Vanguard Long-Term Corporate Bond ETF	295,596
		2,179,232

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,712,797)	2,605,082

	TOTAL INVESTMENTS - 99.2% (Cost $3,153,428)	$3,038,239
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	24,980
	NET ASSETS - 100.0%	$3,063,219

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See notes to financial statements.

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 23.3%
	AEROSPACE & DEFENSE - 0.6%
239	Boeing Company(a)	$48,170

	APPAREL & TEXTILE PRODUCTS - 0.5%
321	NIKE, Inc., Class B	38,132

	ASSET MANAGEMENT - 1.9%
74	BlackRock, Inc.	51,018
1,059	Blackstone, Inc.	96,157
		147,175
	AUTOMOTIVE - 1.5%
5,236	Ford Motor Company	63,199
1,369	General Motors Company	53,035
		116,234
	BIOTECH & PHARMA - 0.7%
167	Bristol-Myers Squibb Company	11,516
177	Johnson & Johnson	27,127
456	Pfizer, Inc.	18,500
		57,143
	CHEMICALS - 0.4%
339	International Flavors & Fragrances, Inc.	31,595

	ELECTRIC UTILITIES - 1.0%
1,416	Dominion Energy, Inc.	78,758

	ENTERTAINMENT CONTENT - 0.5%
412	Walt Disney Company(a)	41,039

	FOOD - 0.9%
1,112	Tyson Foods, Inc., Class A	65,875

	HEALTH CARE FACILITIES & SERVICES - 0.7%
298	CVS Health Corporation	24,895
54	Elevance Health, Inc.	25,362
		50,257

See notes to financial statements.

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 23.3% (Continued)
	INTERNET MEDIA & SERVICES - 0.9%
740	Alphabet, Inc., Class C(a)	$66,822

	MEDICAL EQUIPMENT & DEVICES - 0.6%
1,150	Baxter International, Inc.	45,942

	METALS & MINING - 3.4%
3,872	Newmont Corporation	168,858
777	Royal Gold, Inc.	92,300
		261,158
	OIL & GAS PRODUCERS - 2.0%
358	Chevron Corporation	57,556
2,420	Enterprise Products Partners, L.P.	61,783
580	Magellan Midstream Partners, L.P.	30,833
		150,172
	RETAIL - CONSUMER STAPLES - 2.1%
1,076	Kroger Company	46,419
228	Target Corporation	38,418
913	Walgreens Boots Alliance, Inc.	32,439
354	Walmart, Inc.	50,314
		167,590
	RETAIL - DISCRETIONARY - 0.9%
103	Home Depot, Inc.	30,544
185	Lowe’s Companies, Inc.	38,064
		68,608
	SOFTWARE - 0.5%
433	Oracle Corporation	37,844

	SPECIALTY FINANCE - 0.5%
347	Capital One Financial Corporation	37,851

	TECHNOLOGY HARDWARE - 1.1%
1,002	Cisco Systems, Inc.	48,517
1,110	Corning, Inc.	37,684
		86,201

See notes to financial statements.

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 23.3% (Continued)
	TELECOMMUNICATIONS - 1.1%
2,188	Verizon Communications, Inc.	$84,916

	TRANSPORTATION & LOGISTICS - 1.5%
534	CH Robinson Worldwide, Inc.	53,379
83	Norfolk Southern Corporation	18,660
195	Union Pacific Corporation	40,420
		112,459

	TOTAL COMMON STOCKS (Cost $1,829,164)	1,793,941

	EXCHANGE-TRADED FUNDS — 76.2%
	COMMODITY - 2.9%
3,775	abrdn Bloomberg All Commodity Strategy K-1 Free	78,445
8,103	Graniteshares Gold Trust(a)	146,542
		224,987
	EQUITY - 31.8%
13,887	iShares Core Dividend Growth ETF	693,100
3,378	iShares Core US REIT ETF	175,791
10,123	iShares Emerging Markets Equity Factor	409,070
9,662	iShares International Dividend Growth ETF	574,792
2,052	JPMorgan BetaBuilders MSCI US REIT ETF	176,451
1,210	Materials Select Sector SPDR Fund	99,014
2,344	Utilities Select Sector SPDR Fund	152,360
3,922	Vanguard Global ex-U.S. Real Estate ETF	163,704
		2,444,282
	FIXED INCOME - 41.5%
12,589	Global X US Preferred ETF	263,236
4,959	iShares MBS ETF	461,237
10,420	Schwab US TIPS ETF	543,090
6,725	SPDR Portfolio High Yield Bond ETF	152,658
12,829	Vanguard Emerging Markets Government Bond ETF	788,214
12,888	Vanguard Long-Term Corporate Bond ETF	985,932
		3,194,367

See notes to financial statements.

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.2% (Continued)
	FIXED INCOME - 41.5% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,947,495)	$5,863,636

	TOTAL INVESTMENTS - 99.5% (Cost $7,776,659)	$7,657,577
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	36,601
	NET ASSETS - 100.0%	$7,694,178

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See notes to financial statements.

The LifeGoal ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2023

	LifeGoal Home	LifeGoal
	Down Payment	Conservative Wealth	LifeGoal Wealth
	Investment ETF	Builder ETF	Builder ETF
ASSETS
Investment securities:
At cost	$1,337,420	$3,153,428	$7,776,659
At value	$1,262,547	$3,038,239	$7,657,577
Cash	71,702	96,655	110,149
Due from Adviser	21,850	18,979	18,463
Dividends receivable	141	1,718	7,125
TOTAL ASSETS	1,357,803	3,155,591	7,794,447

LIABILITIES
Payable to related parties	34,804	43,494	49,949
Accrued expenses and other liabilities	25,863	21,014	22,179
Custody fees payable	9,627	8,671	6,015
Audit fees payable	9,099	9,103	9,153
Transfer agent fees payable	3,236	3,300	3,260
TOTAL LIABILITIES	84,069	92,372	100,269
NET ASSETS	$1,273,734	$3,063,219	$7,694,178

Net Assets Consist Of:
Paid in capital	$1,487,300	$3,328,952	$8,040,294
Accumulated deficit	(213,566)	(265,733)	(346,116)
NET ASSETS	$1,273,734	$3,063,219	$7,694,178

Net Asset Value Per Share:
Net Assets	$1,273,734	$3,063,219	$7,694,178
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	150,000	350,000	925,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$8.49	$8.75	$8.32

See notes to financial statements.

The LifeGoal ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2023

	LifeGoal Home	LifeGoal
	Down Payment	Conservative	LifeGoal Wealth
	Investment ETF	Wealth Builder ETF	Builder ETF
INVESTMENT INCOME
Dividends	$21,844	$59,289	$124,130
TOTAL INVESTMENT INCOME	21,844	59,289	124,130

EXPENSES
Investment advisory fees	2,674	5,812	13,024
Administrative services	17,806	32,775	38,994
Legal fees	12,403	12,403	12,407
Trustees fees and expenses	10,521	10,522	10,313
Custodian fees	10,900	10,291	9,083
Transfer agent fees	5,153	5,151	5,152
Professional fees	8,558	11,611	12,661
Audit fees	7,642	7,642	7,704
Printing and postage expenses	3,129	3,968	7,763
Insurance expense	1,682	1,905	2,127
Other Expenses	6,665	6,642	6,661
TOTAL EXPENSES	87,133	108,722	125,889
Less: Fees waived/expenses reimbursed by the Adviser	(84,479)	(102,945)	(112,919)
NET EXPENSES	2,654	5,777	12,970

NET INVESTMENT INCOME	19,190	53,512	111,160

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	(9,539)	4,880	18,022
Investments	(57,599)	(74,520)	(148,630)
	(67,138)	(69,640)	(130,608)
Net change in unrealized appreciation on:
Investments	55,301	4,354	106,271
	55,301	4,354	106,271

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(11,837)	(65,286)	(24,337)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,353	$(11,774)	$86,823

See notes to financial statements.

LifeGoal Home Down Payment Investment ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For Six Months Ended	Period Ended
	February 28, 2023	August 31, 2022 *
FROM OPERATIONS	(Unaudited)
Net investment income	$19,190	$34,662
Net realized loss on investments	(67,138)	(78,524)
Long-term capital gains distributions from underlying investment companies	—	1,109
Net change in unrealized appreciation (depreciation) on investments	55,301	(130,174)
Net increase (decrease) in net assets resulting from operations	7,353	(172,927)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(19,302)	(34,612)
Net decrease in net assets resulting from distributions to shareholders	(19,302)	(34,612)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	212,389	2,167,241
Cost of shares redeemed	(212,263)	(674,145)
Net increase in net assets resulting from shares of beneficial interest	126	1,493,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,823)	1,285,557

NET ASSETS
Beginning of Period	1,285,557	—
End of Period	$1,273,734	$1,285,557

SHARE ACTIVITY
Shares Sold	25,000	225,000
Shares Redeemed	(25,000)	(75,000)
Net increase in shares of beneficial interest outstanding	—	150,000

*	LifeGoal Home Down Payment Investment ETF commenced operations on September 8, 2021.

See notes to financial statements.

LifeGoal Conservative Wealth Builder ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For Six Months Ended	Period Ended
	February 28, 2023	August 31, 2022 *
FROM OPERATIONS	(Unaudited)
Net investment income	$53,512	$34,218
Net realized loss on investments	(69,640)	(87,343)
Long-term capital gains distributions from underlying investment companies	—	852
Net change in unrealized appreciation (depreciation) on investments	4,354	(119,543)
Net decrease in net assets resulting from operations	(11,774)	(171,816)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(53,620)	(34,085)
Net decrease in net assets resulting from distributions to shareholders	(53,620)	(34,085)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	448,053	3,554,972
Cost of shares redeemed	(437,814)	(230,697)
Net increase in net assets resulting from shares of beneficial interest	10,239	3,324,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,155)	3,118,374

NET ASSETS
Beginning of Period	3,118,374	—
End of Period	$3,063,219	$3,118,374

SHARE ACTIVITY
Shares Sold	50,000	375,000
Shares Redeemed	(50,000)	(25,000)
Net increase in shares of beneficial interest outstanding	—	350,000

*	LifeGoal Conservative Wealth Builder ETF commenced operations on September 8, 2021.

See notes to financial statements.

LifeGoal Wealth Builder ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For Six Months Ended	Period Ended
	February 28, 2023	August 31, 2022 *
FROM OPERATIONS	(Unaudited)
Net investment income	$111,160	$65,596
Net realized loss on investments	(130,608)	(101,576)
Net change in unrealized appreciation (depreciation) on investments	106,271	(225,353)
Net increase (decrease) in net assets resulting from operations	86,823	(261,333)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(110,937)	(65,620)
Net decrease in net assets resulting from distributions to shareholders	(110,937)	(65,620)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,166,909	4,332,838
Cost of shares redeemed	(213,574)	(240,928)
Net increase in net assets resulting from shares of beneficial interest	3,953,335	4,091,910

TOTAL INCREASE IN NET ASSETS	3,929,221	3,764,957

NET ASSETS
Beginning of Period	3,764,957	—
End of Period	$7,694,178	$3,764,957

SHARE ACTIVITY
Shares Sold	500,000	475,000
Shares Redeemed	(25,000)	(25,000)
Net increase in shares of beneficial interest outstanding	475,000	450,000

*	LifeGoal Wealth Builder ETF commenced operations on September 8, 2021.

See notes to financial statements.

LifeGoal Home Down Payment Investment ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For Six Months Ended	Period Ended
	February 28, 2023	August 31, 2022 (1)
	(Unaudited)
Net asset value, beginning of period	$8.57	$9.89
Activity from investment operations:
Net investment income (2)	0.13	0.25
Net realized and unrealized loss on investments	(0.06)	(1.33)
Total from investment operations	0.07	(1.08)

Less distributions from:
Net investment income	(0.15)	(0.24)
Total distributions	(0.15)	(0.24)
Net asset value, end of period	$8.49	$8.57

Market price, end of period	$8.49	$8.57

Total return (3)(4)	0.78%	(11.11)%

Total Return-Market Price (3)(4)	0.78%	(11.11)%

Net assets, at end of period (000s)	$1,274	$1,286

Ratio of gross expenses to average net assets (5)(6)(7)	14.34%	15.74%
Ratio of net expenses to average net assets (5)(6)	0.44%	0.44%
Ratio of net investment income to average net assets (5)	3.16%	2.80%
Portfolio Turnover Rate (4)(8)	54%	142%

(1)	LifeGoal Home Down Payment Investment ETF commenced operations on September 8, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waviers and/or expense reimbursements by LifeGoal Investments, LLC.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

LifeGoal Conservative Wealth Builder ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For Six Months Ended	Period Ended
	February 28, 2023	August 31, 2022 (1)
	(Unaudited)
Net asset value, beginning of period	$8.91	$10.13
Activity from investment operations:
Net investment income (2)	0.16	0.22
Net realized and unrealized loss on investments	(0.17)	(1.20)
Total from investment operations	(0.01)	(0.98)

Less distributions from:
Net investment income	(0.15)	(0.24)
Total distributions	(0.15)	(0.24)
Net asset value, end of period	$8.75	$8.91

Market price, end of period	$8.75	$8.91

Total return (3)(4)	(0.06)%	(9.84)%

Total Return-Market Price (3)(4)	(0.06)%	(9.84)%

Net assets, at end of period (000s)	$3,063	$3,118

Ratio of gross expenses to average net assets (5)(6)(7)	7.30%	13.29%
Ratio of net expenses to average net assets (5)(6)	0.39%	0.39%
Ratio of net investment income to average net assets (5)	3.59%	2.40%
Portfolio Turnover Rate (4)(8)	53%	151%

(1)	LifeGoal Conservative Wealth Builder ETF commenced operations on September 8, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waviers and/or expense reimbursements by LifeGoal Investments, LLC.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

LifeGoal Wealth Builder ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For Six Months Ended	Period Ended
	February 28, 2023	August 31, 2022 (1)
	(Unaudited)
Net asset value, beginning of period	$8.37	$9.92
Activity from investment operations:
Net investment income (2)	0.17	0.30
Net realized and unrealized loss on investments	(0.04)	(1.54)
Total from investment operations	0.13	(1.24)

Less distributions from:
Net investment income	(0.18)	(0.31)
Total distributions	(0.18)	(0.31)
Net asset value, end of period	$8.32	$8.37

Market price, end of period	$8.32	$8.37

Total return (3)(4)	1.64%	(12.81)%

Total Return-Market Price (3)(4)	1.64%	(12.81)%

Net assets, at end of period (000s)	$7,694	$3,765

Ratio of gross expenses to average net assets (5)(6)(7)	4.72%	10.36%
Ratio of net expenses to average net assets (5)(6)	0.49%	0.49%
Ratio of net investment income to average net assets (5)	4.17%	3.42%
Portfolio Turnover Rate (4)(8)	68%	91%

(1)	LifeGoal Wealth Builder ETF commenced operations on September 8, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waviers and/or expense reimbursements by LifeGoal Investments, LLC.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2023

1.	ORGANIZATION

The LifeGoal Home Down Payment Investment ETF (“HOM”), LifeGoal Conservative Wealth Builder ETF (“SAVN”) and LifeGoal Wealth Builder ETF (“WLTH”) (each a “Fund” and collectively the “Funds”) are each a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. HOM’s investment objective seeks to provide current income and some capital appreciation. SAVN’s investment objective seeks to provide preservation of capital and some capital appreciation. WLTH’s investment objective seeks to provide long term capital appreciation. HOM, SAVN and WLTH commenced operations on September 8, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board” or “Trustees”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2023

expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Fund – The Funds may invest in portfolios of open-end or closed-end investment companies (“underlying fund”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. Investments in closed-end investment companies are valued at their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2023 for the Funds’ investments measured at value:

HOM
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$187,817	$—	$—	$187,817
Exchange-Traded Funds	1,074,730	—	—	1,074,730
Total	$1,262,547	$—	$—	$1,262,547

SAVN
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$433,157	$—	$—	$433,157
Exchange-Traded Funds	2,605,082	—	—	2,605,082
Total	$3,038,239	$—	$—	$3,038,239

WLTH
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,793,941	$—	$—	$1,793,941
Exchange-Traded Funds	5,863,636	—	—	5,863,636
Total	$7,657,577	$—	$—	$7,657,577

The Funds did not hold any Level 3 securities during the period.

*	See Schedules of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax year ended August 31, 2022 or expected to be taken in the Funds’ August 31, 2023 year-end tax returns. Each Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2023

of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
HOM	$662,779	$669,714
SAVN	$1,581,113	$1,602,365
WLTH	$3,949,589	$3,944,907

For the six months ended February 28, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
HOM	$210,348	$426,400
SAVN	$442,619	$433,495
WLTH	$4,134,370	$212,012

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. LifeGoal Investments, LLC serves as each Fund’s investment adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Penserra Capital Management LLC as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Funds. Fees incurred under this agreement are paid directly by the Adviser, and not Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Fund Services, LLC (the “Distributor” or “Foreside”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of the Fund’s average daily net assets for HOM, an annual rate of 0.39% for SAVN and an annual rate of 0.49% for WLTH. For the six months ended February 28, 2023, the Adviser earned $2,674, $5,812, and $13,024 in advisory fees for HOM, SAVN and WLTH respectively.

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2023

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for HOM, SAVN and WLTH at least until December 31, 2023, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses will not exceed 0.194%, 0.204% and 0.154% (0.44%, 0.39% and 0.49% prior to February 28, 2023) of the average daily net assets for HOM, SAVN and WLTH, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed 0.194%, 0.204% and 0.154% (0.44%, 0.39% and 0.49% prior to February 28, 2023) of average daily net assets for HOM, SAVN and WLTH respectively. If a Fund’s operating expenses subsequently exceed the limitations, the reimbursements for the Fund shall be suspended. For the six months ended February 28, 2023, the Adviser waived fees and/or reimbursed expenses in the amount of $84,479 $102,945, and $112,919 for HOM, SAVN and WLTH, respectively. For the period ended August 31, 2022, the Adviser waived fees and/or reimbursed expenses in the amount of $189,106 $184,230, and $189,466 for HOM, SAVN and WLTH, respectively, which are subject to recapture by the Adviser before August 31, 2025 pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted an ETF Distribution Agreement (the “Distribution Agreement”). The Funds do not pay the Distributor any fees under the Distribution Agreement.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares for the Funds. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units. Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2023

Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

	Fee for ln-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
HOM	$250	2.00%*
SAVN	$250	2.00%*
WLTH	$250	2.00%*

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2023, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
HOM	$1,337,604	$10,349	$(85,406)	$(75,057)
SAVN	3,154,054	23,501	(139,316)	(115,815)
WLTH	7,782,612	133,205	(258,240)	(125,035)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended August 31, 2022 was as follows:

For period ended	Ordinary	Long-Term	Return of
8/31/2022	Income	Capital Gains	Capital	Total
Home Down Payment Investment ETF	$34,612	—	—	$34,612
Conservative Wealth Builder ETF	34,085	—	—	34,085
Wealth Builder ETF	65,620	—	—	65,620

As of August 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Home Down Payment Investment ETF	$38	$—	$(70,639)	$(658)	$—	$(130,358)	$(201,617)
Conservative Wealth Builder ETF	122	—	(79,185)	(1,107)	—	(120,169)	(200,339)
Wealth Builder ETF	—	—	(90,233)	(463)	—	(231,306)	(322,002)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts.

LifeGoal ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Home Down Payment Investment ETF	$70,639
Conservative Wealth Builder ETF	79,185
Wealth Builder ETF	90,233

At August 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Home Down Payment Investment ETF	$658	$—	$658	$—
Conservative Wealth Builder ETF	1,107	—	1,107	—
Wealth Builder ETF	463	—	463	—

Permanent book and tax differences, primarily attributable to distributions in excess and tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassifications for the Funds for the period ended August 31, 2022 as follows:

	Paid
	In	Distributable
	Capital	Earnings
Home Down Payment Investment ETF	$(5,922)	$5,922
Conservative Wealth Builder ETF	(5,562)	5,562
Wealth Builder ETF	(4,951)	4,951

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after February 28, 2023:

	Dividend	Record	Payable
Fund	Per Share	Date	Date
HOM	$0.0152	3/24/2023	3/29/2023
SAVN	0.0173	3/24/2023	3/29/2023
WLTH	0.0155	3/24/2023	3/29/2023

LifeGoal ETFs
EXPENSE EXAMPLE (Unaudited)
February 28, 2023

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	9/1/2022	2/28/2023	9/1/22 – 2/28/23*	Expense Ratio
HOM	$1,000.00	$1,007.80	$2.19	0.44%
SAVN	$1,000.00	$999.40	$1.93	0.39%
WLTH	$1,000.00	$1,016.40	$2.45	0.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	9/1/2022	2/28/2023	9/1/22 – 2/28/23*	Expense Ratio
HOM	$1,000.00	$1,022.61	$2.21	0.44%
SAVN	$1,000.00	$1,022.86	$1.96	0.39%
WLTH	$1,000.00	$1,022.36	$2.46	0.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

LifeGoal ETFs

SUPPLEMENTAL INFORMATION (Unaudited)

February 28, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended February 28, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (888) 920-7275 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.lifegoalinvestments.com.

INVESTMENT ADVISOR
LifeGoal Investments, LLC
5 Spring Street, #202
Saratoga Springs, NY 12866

INVESTMENT SUB-ADVISOR
Penserra Capital Management LLC
4 Orinda Way, Suite 100
Orinda, CA 94563

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

LIFEGOAL-SAR23

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/28/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

      /s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/28/23

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/28/23